Annual Fund Operating Expenses - Institutional - Vanguard Russell 1000 Growth Index Fund - Institutional Shares	Dec. 17, 2021
Operating Expenses:
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.07%